CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Revenues	$ 343,475	$ 206,035	$ 206,682
Commissions	(14,444)	(7,877)	(8,921)
Net revenues	329,031	198,158	197,761
EXPENSES:
Voyage expenses	(9,753)	(41,582)	(13,715)
Vessel operating expenses	(72,049)	(70,086)	(68,569)
Depreciation and amortization	(52,364)	(54,269)	(50,310)
General and administrative expenses
Management fee to related parties	(19,221)	(18,884)	(18,050)
Company administration expenses	(3,277)	(2,618)	(2,589)
Early redelivery (cost)/income, net	7,470	0	(63)
Other operating expense	0	(241)	(414)
Gain on sale of assets	11,579	0	0
Operating income	191,416	10,478	44,051
OTHER (EXPENSE)/INCOME:
Interest expense	(14,719)	(21,233)	(26,815)
Other finance cost	(798)	(641)	(714)
Interest income	69	604	1,558
(Loss)/gain on derivatives	2,188	(1,303)	(121)
Foreign currency (loss)/gain	(910)	916	(76)
Amortization and write-off of deferred finance charges	(2,898)	(1,726)	(1,845)
Net income/(loss)	174,348	(12,905)	16,038
Less preferred dividend attributable to preferred shareholders	11,064	11,500	11,498
Less Mezzanine equity measurement	(271)	908	199
Net income/(loss) available to common shareholders	$ 163,555	$ (25,313)	$ 4,341
Earnings/(loss) per share in U.S. Dollars, basic (in USD per share)	$ 1.44	$ (0.25)	$ 0.04
Earnings/(loss) per share in U.S. Dollars, diluted (in USD per share)	$ 1.44	$ (0.25)	$ 0.04
Weighted average number of shares, basic (in shares)	113,716,354	102,617,944	101,686,312
Weighted average number of shares, diluted (in shares)	113,716,354	102,617,944	101,686,312